UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	3/31/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SEMIANNUAL REPORT • MARCH 31, 2015

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

May 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Small Company Fund, Inc., informative and useful. The report covers performance for the six-month period that ended March 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	10.94%	11.42%	97.60%	163.12%	—
Class B	10.57	10.69	90.88	142.77	—
Class C	10.52	10.63	90.74	144.37	—
Class Q	11.21	12.01	N/A	N/A	81.29% (11/29/10)
Class R	10.76	11.12	95.53	156.71	—
Class Z	11.01	11.69	100.13	168.99	—
Russell 2500™ Index	12.29	10.07	105.38	150.45	—
S&P SmallCap 600 Index	14.20	8.72	112.32	151.88	—
Lipper Small-Cap Core Funds Average	11.18	6.33	89.84	125.86	—

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years	Since Inception
Class A		5.29%	13.30%	9.54%	—
Class B		6.26	13.68	9.27	—
Class C		9.74	13.79	9.35	—
Class Q		12.01	N/A	N/A	14.70% (11/29/10)
Class R		11.12	14.35	9.89	—
Class Z		11.69	14.88	10.40	—
Russell 2500 Index		10.07	15.48	9.62	—
S&P SmallCap 600 Index		8.72	16.25	9.68	—
Lipper Small-Cap Core Funds Average		6.33	13.56	8.41	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 2500 Index

The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The cumulative total return for the Russell 2500 Index measured from the month-end closest to inception date for Class Q shares through 3/31/15 is 90.45%. The average annual total return for the Russell 2500 Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 16.03%.

S&P SmallCap 600 Index

The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. The cumulative total return for the S&P SmallCap 600 Index measured from the month-end closest to inception date for Class Q shares through 3/31/15 is 96.55%. The average annual total return for the S&P SmallCap 600 Index measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 16.88%.

Lipper Small-Cap Core Funds Average

The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. The cumulative total return for the Lipper Average measured from the month-end closest to inception date for Class Q shares through 3/31/15 is 75.85%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/15 is 13.80%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for Class Q shares, and not from the Class’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/15
Spirit Airlines, Inc., Airlines	2.3%
East West Bancorp, Inc., Banks	2.3
Mattress Firm Holding Corp., Specialty Retail	2.2
SolarWinds, Inc., Software	2.1
Vail Resorts, Inc., Hotels, Restaurants & Leisure	1.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/15
Banks	11.1%
Real Estate Investment Trusts (REITs)	7.2
Specialty Retail	6.2
Health Care Providers & Services	6.0
Insurance	5.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2014, at the beginning of the period, and held through the six-month period ended March 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,109.40	1.14%	$6.00
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74

Class B	Actual	$1,000.00	$1,105.70	1.84%	$9.66
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class C	Actual	$1,000.00	$1,105.20	1.84%	$9.66
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class Q	Actual	$1,000.00	$1,112.10	0.70%	$3.69
	Hypothetical	$1,000.00	$1,021.44	0.70%	$3.53

Class R	Actual	$1,000.00	$1,107.60	1.34%	$7.04
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class Z	Actual	$1,000.00	$1,110.10	0.84%	$4.42
	Hypothetical	$1,000.00	$1,020.74	0.84%	$4.23

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annual expense ratios for the six-month period ended March 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.14%	1.14%
B	1.84	1.84
C	1.84	1.84
Q	0.70	0.70
R	1.59	1.34
Z	0.84	0.84

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 95.9%

COMMON STOCKS

Aerospace & Defense 0.6%
Curtiss-Wright Corp.	303,005	$22,404,190

Airlines 2.3%
Spirit Airlines, Inc.*	1,051,812	81,368,176

Banks 11.1%
Bank of the Ozarks, Inc.	1,125,909	41,579,819
BankUnited, Inc.	1,083,971	35,489,211
BOK Financial Corp.(a)	374,913	22,952,174
Columbia Banking System, Inc.	1,289,570	37,358,843
East West Bancorp, Inc.	1,980,810	80,143,573
First Republic Bank	763,139	43,567,605
Investors Bancorp, Inc.	1,546,437	18,124,242
Pinnacle Financial Partners, Inc.	720,313	32,025,116
Signature Bank*	440,791	57,117,698
Wintrust Financial Corp.	479,461	22,860,700

		391,218,981

Biotechnology 4.6%
ACADIA Pharmaceuticals, Inc.*(a)	826,620	26,939,546
Flexion Therapeutics, Inc.*	485,322	10,929,451
KYTHERA Biopharmaceuticals, Inc.*(a)	1,039,343	52,123,052
Otonomy, Inc.*	379,291	13,411,730
OvaScience, Inc.*(a)	403,888	14,027,030
Receptos, Inc.*	192,389	31,723,022
Zafgen, Inc.*(a)	334,007	13,230,017

		162,383,848

Capital Markets 1.1%
Artisan Partners Asset Management, Inc. (Class A Stock)	338,288	15,378,572
Moelis & Co. (Class A Stock)	753,506	22,695,601

		38,074,173

Chemicals 0.5%
PolyOne Corp.	465,651	17,392,065

Commercial Services & Supplies 2.6%
Mobile Mini, Inc.	1,460,092	62,258,323

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
West Corp.	811,712	$27,379,046

		89,637,369

Construction & Engineering 0.5%
Great Lakes Dredge & Dock Corp.*	3,193,969	19,195,754

Construction Materials 0.2%
Summit Materials, Inc. (Class A Stock)*	309,181	6,848,359

Diversified Consumer Services 0.5%
Houghton Mifflin Harcourt Co.*	819,889	19,250,994

Diversified Telecommunication Services 1.2%
Cogent Communications Holdings, Inc.	294,818	10,415,920
Frontier Communications Corp.	4,270,130	30,104,416
ORBCOMM, Inc.*	144,313	861,549

		41,381,885

Electric Utilities 1.7%
NRG Yield, Inc. (Class A Stock)(a)	506,335	25,686,374
Portland General Electric Co.	447,020	16,579,972
Westar Energy, Inc.(a)	430,221	16,675,366

		58,941,712

Electrical Equipment 0.4%
Polypore International, Inc.*	267,289	15,743,322

Electronic Equipment, Instruments & Components 1.4%
Anixter International, Inc.*	327,372	24,922,830
CDW Corp.	281,625	10,487,715
FEI Co.	159,013	12,139,053

		47,549,598

Energy Equipment & Services 1.0%
Dril-Quip, Inc.*	378,324	25,873,578
Superior Energy Services, Inc.	405,965	9,069,258

		34,942,836

Food & Staples Retailing 1.9%
Fresh Market, Inc. (The)*(a)	394,632	16,037,844

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
Sprouts Farmers Market, Inc.*(a)	1,438,878	$50,691,672

		66,729,516

Food Products 3.4%
Adecoagro SA (Luxembourg)*	2,964,635	30,298,570
Darling Ingredients, Inc.*	1,350,618	18,922,158
Hain Celestial Group, Inc. (The)*	496,175	31,780,009
SunOpta, Inc. (Canada)*	14,772	156,879
TreeHouse Foods, Inc.*	449,579	38,223,206

		119,380,822

Health Care Equipment & Supplies 0.4%
Nevro Corp.*	49,926	2,392,953
Spectranetics Corp. (The)*(a)	325,720	11,322,027

		13,714,980

Health Care Providers & Services 6.0%
Air Methods Corp.*(a)	851,472	39,670,081
Amsurg Corp.*	570,110	35,073,167
Centene Corp.*	562,085	39,733,789
Envision Healthcare Holdings, Inc.*	568,975	21,820,191
Healthways, Inc.*(a)	656,432	12,931,710
Molina Healthcare, Inc.*	543,011	36,539,210
Premier, Inc. (Class A Stock)*	192,857	7,247,566
Team Health Holdings, Inc.*	288,259	16,866,034

		209,881,748

Hotels, Restaurants & Leisure 3.8%
Del Frisco’s Restaurant Group, Inc.*	910,243	18,341,396
Extended Stay America, Inc.(a)	208,386	4,069,779
Pinnacle Entertainment, Inc.*	1,249,372	45,089,836
Vail Resorts, Inc.	642,503	66,447,660

		133,948,671

Insurance 5.5%
Symetra Financial Corp.	2,312,123	54,242,406
Validus Holdings Ltd.	417,942	17,595,358
W.R. Berkley Corp.	1,204,524	60,840,507
White Mountains Insurance Group Ltd.	86,860	59,457,407

		192,135,678

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Catalog Retail 0.5%
Wayfair, Inc. (Class A Stock)*(a)	595,689	$19,133,531

Internet Software & Services 1.0%
Cornerstone OnDemand, Inc.*(a)	534,862	15,452,163
Dealertrack Technologies, Inc.*(a)	432,072	16,643,413
LendingClub Corp.*(a)	71,318	1,401,399

		33,496,975

IT Services 3.3%
Global Payments, Inc.	639,487	58,628,168
Vantiv, Inc. (Class A Stock)*	1,532,903	57,790,443

		116,418,611

Life Sciences Tools & Services 1.1%
Fluidigm Corp.*(a)	960,496	40,436,882

Machinery 1.9%
CIRCOR International, Inc.	126,706	6,930,818
NN, Inc.	747,206	18,739,927
Rexnord Corp.*	1,000,615	26,706,414
Terex Corp.	174,466	4,639,051
WABCO Holdings, Inc.*	66,033	8,114,135

		65,130,345

Media 1.8%
Cinemark Holdings, Inc.	1,420,060	64,002,104

Metals & Mining 0.9%
Constellium NV (Netherlands) (Class A Stock)*	724,761	14,727,144
Reliance Steel & Aluminum Co.	260,028	15,882,510

		30,609,654

Multi-Utilities 0.6%
Alliant Energy Corp.	318,868	20,088,684

Multiline Retail 0.2%
Burlington Stores, Inc.*	104,290	6,196,912

Oil, Gas & Consumable Fuels 3.9%
Cheniere Energy Partners LP Holdings LLC	1,411,345	33,829,940
PDC Energy, Inc.*	206,007	11,132,618

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Rosetta Resources, Inc.*	882,243	$15,015,776
SemGroup Corp. (Class A Stock)	516,063	41,976,564
Targa Resources Corp.(a)	253,164	24,250,580
Whiting Petroleum Corp.*	343,980	10,628,982

		136,834,460

Pharmaceuticals 2.9%
Aerie Pharmaceuticals, Inc.*	951,356	29,815,497
Aratana Therapeutics, Inc.*(a)	1,099,553	17,603,844
Intersect ENT, Inc.*(a)	332,289	8,583,025
Pacira Pharmaceuticals, Inc.*(a)	517,071	45,941,758

		101,944,124

Professional Services 1.7%
Corporate Executive Board Co. (The)	348,361	27,820,109
Korn/Ferry International	804,738	26,451,738
TrueBlue, Inc.*	217,134	5,287,213

		59,559,060

Real Estate Investment Trusts (REITs) 7.2%
Capstead Mortgage Corp.	1,843,745	21,700,879
Chatham Lodging Trust	956,904	28,142,547
Chimera Investment Corp.	5,012,752	15,740,041
Colony Capital, Inc. (Class A Stock)	1,287,522	33,372,570
Hersha Hospitality Trust	6,196,710	40,092,714
MFA Financial, Inc.	6,130,568	48,186,264
Pebblebrook Hotel Trust	555,817	25,884,398
QTS Realty Trust, Inc. (Class A Stock)	492,759	17,941,355
Summit Hotel Properties, Inc.	1,583,395	22,278,368

		253,339,136

Real Estate Management & Development 1.7%
Forest City Enterprises, Inc. (Class A Stock)*	2,299,520	58,683,750

Road & Rail 0.7%
Heartland Express, Inc.	990,990	23,545,922

Semiconductors & Semiconductor Equipment 2.6%
Cavium, Inc.*(a)	888,220	62,903,740
Power Integrations, Inc.	197,753	10,298,976

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	13

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Semtech Corp.*	736,415	$19,621,778

		92,824,494

Software 4.7%
Fortinet, Inc.*	963,977	33,690,996
Qlik Technologies, Inc.*	1,601,127	49,843,084
SolarWinds, Inc.*	1,415,128	72,511,159
Varonis Systems, Inc.*(a)	341,402	8,760,375

		164,805,614

Specialty Retail 6.2%
Chico’s FAS, Inc.	975,893	17,263,547
DSW, Inc. (Class A Stock)	1,136,856	41,927,249
Mattress Firm Holding Corp.*(a)	1,118,005	77,857,868
Restoration Hardware Holdings, Inc.*(a)	350,108	34,727,213
Ulta Salon Cosmetics & Fragrance, Inc.*	313,244	47,252,858

		219,028,735

Textiles, Apparel & Luxury Goods 2.0%
Deckers Outdoor Corp.*(a)	548,207	39,947,844
G-III Apparel Group Ltd.*	256,266	28,868,365

		68,816,209

Thrifts & Mortgage Finance 0.3%
Provident Financial Services, Inc.	567,060	10,575,669

TOTAL LONG-TERM INVESTMENTS (cost $2,437,859,243)		3,367,595,548

SHORT-TERM INVESTMENT 16.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $595,034,652; includes $433,251,269 of cash collateral for securities on loan) (Note 3)(b)(c)	595,034,652	595,034,652

TOTAL INVESTMENTS 112.8% (cost $3,032,893,895; Note 5)		3,962,630,200
Liabilities in excess of other assets (12.8)%		(449,599,290)

NET ASSETS 100.0%		$3,513,030,910

See Notes to Financial Statements.

14

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $421,813,010; cash collateral of $433,251,269 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$22,404,190	$—	$—
Airlines	81,368,176	—	—
Banks	391,218,981	—	—
Biotechnology	162,383,848	—	—
Capital Markets	38,074,173	—	—
Chemicals	17,392,065	—	—
Commercial Services & Supplies	89,637,369	—	—
Construction & Engineering	19,195,754	—	—
Construction Materials	6,848,359	—	—
Diversified Consumer Services	19,250,994	—	—
Diversified Telecommunication Services	41,381,885	—	—
Electric Utilities	58,941,712	—	—
Electrical Equipment	15,743,322	—	—
Electronic Equipment, Instruments & Components	47,549,598	—	—
Energy Equipment & Services	34,942,836	—	—
Food & Staples Retailing	66,729,516	—	—

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Portfolio of Investments

as of March 31, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Food Products	$119,380,822	$—	$—
Health Care Equipment & Supplies	13,714,980	—	—
Health Care Providers & Services	209,881,748	—	—
Hotels, Restaurants & Leisure	133,948,671	—	—
Insurance	192,135,678	—	—
Internet & Catalog Retail	19,133,531	—	—
Internet Software & Services	33,496,975	—	—
IT Services	116,418,611	—	—
Life Sciences Tools & Services	40,436,882	—	—
Machinery	65,130,345	—	—
Media	64,002,104	—	—
Metals & Mining	30,609,654	—	—
Multi-Utilities	20,088,684	—	—
Multiline Retail	6,196,912	—	—
Oil, Gas & Consumable Fuels	136,834,460	—	—
Pharmaceuticals	101,944,124	—	—
Professional Services	59,559,060	—	—
Real Estate Investment Trusts (REITs)	253,339,136	—	—
Real Estate Management & Development	58,683,750	—	—
Road & Rail	23,545,922	—	—
Semiconductors & Semiconductor Equipment	92,824,494	—	—
Software	164,805,614	—	—
Specialty Retail	219,028,735	—	—
Textiles, Apparel & Luxury Goods	68,816,209	—	—
Thrifts & Mortgage Finance	10,575,669	—	—
Affiliated Money Market Mutual Fund	595,034,652	—	—

Total	$3,962,630,200	$—	$—

See Notes to Financial Statements.

16

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Affiliated Money Market Mutual Fund (including 12.3% of collateral for securities on loan)	16.9%
Banks	11.1
Real Estate Investment Trusts (REITs)	7.2
Specialty Retail	6.2
Health Care Providers & Services	6.0
Insurance	5.5
Software	4.7
Biotechnology	4.6
Oil, Gas & Consumable Fuels	3.9
Hotels, Restaurants & Leisure	3.8
Food Products	3.4
IT Services	3.3
Pharmaceuticals	2.9
Semiconductors & Semiconductor Equipment	2.6
Commercial Services & Supplies	2.6
Airlines	2.3
Textiles, Apparel & Luxury Goods	2.0
Food & Staples Retailing	1.9
Machinery	1.9
Media	1.8
Professional Services	1.7
Electric Utilities	1.7
Real Estate Management & Development	1.7
Electronic Equipment, Instruments & Components	1.4
Diversified Telecommunication Services	1.2
Life Sciences Tools & Services	1.1
Capital Markets	1.1
Energy Equipment & Services	1.0
Internet Software & Services	1.0
Metals & Mining	0.9
Road & Rail	0.7
Aerospace & Defense	0.6
Multi-Utilities	0.6
Diversified Consumer Services	0.5
Construction & Engineering	0.5
Internet & Catalog Retail	0.5
Chemicals	0.5
Electrical Equipment	0.4
Health Care Equipment & Supplies	0.4
Thrifts & Mortgage Finance	0.3
Construction Materials	0.2
Multiline Retail	0.2

112.8
Liabilities in excess of other assets	(12.8)

100.0%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Statement of Assets & Liabilities

as of March 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $421,813,010:
Unaffiliated investments (cost $2,437,859,243)	$3,367,595,548
Affiliated investments (cost $595,034,652)	595,034,652
Receivable for investments sold	18,390,874
Receivable for Fund shares sold	9,354,992
Dividends receivable	5,107,254
Prepaid expenses	14,379

Total assets	3,995,497,699

Liabilities
Payable to broker for collateral for securities on loan	433,251,269
Payable for Fund shares reacquired	29,086,556
Payable for investments purchased	16,642,992
Management fee payable	1,967,063
Accrued expenses	916,575
Distribution fee payable	399,741
Affiliated transfer agent fee payable	112,101
Payable to custodian	89,634
Deferred directors’ fees	858

Total liabilities	482,466,789

Net Assets	$3,513,030,910

Net assets were comprised of:
Common stock, at par	$1,300,705
Paid-in capital in excess of par	2,424,892,157

2,426,192,862
Undistributed net investment income	9,149,088
Accumulated net realized gain on investment transactions	147,952,655
Net unrealized appreciation on investments	929,736,305

Net assets, March 31, 2015	$3,513,030,910

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($976,408,958 ÷ 36,604,148 shares of common stock issued and outstanding)	$26.67
Maximum sales charge (5.50% of offering price)	1.55

Maximum offering price to public	$28.22

Class B
Net asset value, offering price and redemption price per share
($14,201,321 ÷ 805,192 shares of common stock issued and outstanding)	$17.64

Class C
Net asset value, offering price and redemption price per share
($141,376,757 ÷ 7,934,050 shares of common stock issued and outstanding)	$17.82

Class Q
Net asset value, offering price and redemption price per share
($542,622,840 ÷ 19,466,517 shares of common stock issued and outstanding)	$27.87

Class R
Net asset value, offering price and redemption price per share
($52,863,719 ÷ 2,019,779 shares of common stock issued and outstanding)	$26.17

Class Z
Net asset value, offering price and redemption price per share
($1,785,557,315 ÷ 63,240,848 shares of common stock issued and outstanding)	$28.23

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	19

Statement of Operations

Six Months Ended March 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$24,431,298
Affiliated income from securities lending, net	568,486
Affiliated dividend income	86,945

Total income	25,086,729

Expenses
Management fee	10,876,095
Distribution fee—Class A	1,423,617
Distribution fee—Class B	72,538
Distribution fee—Class C	651,035
Distribution fee—Class R	181,997
Transfer agent’s fees and expenses (including affiliated expense of $264,300)	2,008,000
Shareholders’ reports	212,000
Custodian and accounting fees	176,000
Registration fees	62,000
Directors’ fees	43,000
Legal fees and expenses	22,000
Insurance expenses	21,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	10,868

Total expenses	15,773,150
Less: Distribution fee waiver—Class R	(60,666)

Net expenses	15,712,484

Net investment income	9,374,245

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	167,849,322
Net change in unrealized appreciation (depreciation) on investments	170,557,410

Net gain on investment transactions	338,406,732

Net Increase In Net Assets Resulting From Operations	$347,780,977

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2015	Year Ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$9,374,245	$13,589,634
Net realized gain on investment transactions	167,849,322	485,484,376
Net change in unrealized appreciation (depreciation) on investments	170,557,410	(166,562,716)

Net increase in net assets resulting from operations	347,780,977	332,511,294

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,045,039)	(3,309,733)
Class Q	(2,962,121)	(2,814,328)
Class R	(16,046)	(78,847)
Class Z	(7,954,712)	(8,318,702)

	(12,977,918)	(14,521,610)

Distributions from net realized gains
Class A	(135,076,974)	(96,924,119)
Class B	(2,939,694)	(2,098,371)
Class C	(26,129,337)	(14,613,834)
Class Q	(65,034,369)	(35,418,382)
Class R	(7,008,711)	(5,379,089)
Class X	—	(7,738)
Class Z	(227,587,816)	(129,777,918)

	(463,776,901)	(284,219,451)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	595,951,699	816,880,384
Net asset value of shares issued in reinvestment of dividends and distributions	439,350,377	268,160,297
Cost of shares reacquired	(494,000,960)	(1,221,257,743)

Net increase (decrease) in net assets from Fund share transactions	541,301,116	(136,217,062)

Total increase (decrease)	412,327,274	(102,446,829)

Net Assets:
Beginning of period	3,100,703,636	3,203,150,465

End of period(a)	$3,513,030,910	$3,100,703,636

(a) Includes undistributed net investment income of:	$9,149,088	$12,752,761

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to achieve capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ

22

official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

24

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

26

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund up to $1 billion and .65% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .67% of the average daily net assets of the Fund for the six months ended March 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. Formerly through April 11, 2014, the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which together with PIMS served as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended March 31, 2015, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Prior to the final conversion of Class X shares, Management received the maximum allowable amount of sales charges for Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager were contributed back into the Fund and included in the Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it received $269,440 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2015, it received $320, $5,951 and $3,139 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended March 31, 2015, PIM was compensated approximately $169,800 for these services.

28

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2015 were $691,785,400 and $702,794,115, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of March 31, 2015 were as follows:

Tax Basis	$3,042,203,449

Appreciation	986,694,359
Depreciation	(66,267,608)

Net Unrealized Appreciation	$920,426,751

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 300 million, 75 million, 100 million, 25 million, 225 million, 225 million, 25 million and 275 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2015:
Shares sold	4,594,419	$121,398,986
Shares issued in reinvestment of dividends and distributions	5,058,194	126,606,597
Shares reacquired	(6,484,919)	(174,008,169)

Net increase (decrease) in shares outstanding before conversion	3,167,694	73,997,414
Shares issued upon conversion from Class B, Class C and Class Z	60,365	1,612,779
Shares reacquired upon conversion into Class Z	(1,204,308)	(33,707,082)

Net increase (decrease) in shares outstanding	2,023,751	$41,903,111

Year ended September 30, 2014:
Shares sold	6,238,788	$174,515,618
Shares issued in reinvestment of dividends and distributions	3,375,950	89,530,195
Shares reacquired	(13,636,079)	(380,835,582)

Net increase (decrease) in shares outstanding before conversion	(4,021,341)	(116,789,769)
Shares issued upon conversion from Class B, Class C, Class X and Class Z	198,206	5,599,527
Shares reacquired upon conversion into Class Q and Class Z	(1,293,601)	(36,990,175)

Net increase (decrease) in shares outstanding	(5,116,736)	$(148,180,417)

30

Class B	Shares	Amount
Six months ended March 31, 2015:
Shares sold	24,920	$445,308
Shares issued in reinvestment of dividends and distributions	165,609	2,745,803
Shares reacquired	(49,852)	(893,216)

Net increase (decrease) in shares outstanding before conversion	140,677	2,297,895
Shares reacquired upon conversion into Class A	(65,171)	(1,168,559)

Net increase (decrease) in shares outstanding	75,506	$1,129,336

Year ended September 30, 2014:
Shares sold	96,160	$1,914,372
Shares issued in reinvestment of dividends and distributions	100,479	1,901,056
Shares reacquired	(110,477)	(2,215,663)

Net increase (decrease) in shares outstanding before conversion	86,162	1,599,765
Shares reacquired upon conversion into Class A and Class Z	(242,211)	(4,932,524)

Net increase (decrease) in shares outstanding	(156,049)	$(3,332,759)

Class C
Six months ended March 31, 2015:
Shares sold	1,074,539	$19,424,066
Shares issued in reinvestment of dividends and distributions	1,287,629	21,580,662
Shares reacquired	(507,956)	(9,216,538)

Net increase (decrease) in shares outstanding before conversion	1,854,212	31,788,190
Shares reacquired upon conversion into Class A and Class Z	(75,197)	(1,377,767)

Net increase (decrease) in shares outstanding	1,779,015	$30,410,423

Year ended September 30, 2014:
Shares sold	901,252	$18,161,656
Shares issued in reinvestment of dividends and distributions	613,012	11,708,522
Shares reacquired	(985,911)	(19,877,798)

Net increase (decrease) in shares outstanding before conversion	528,353	9,992,380
Shares reacquired upon conversion into Class A and Class Z	(117,642)	(2,404,329)

Net increase (decrease) in shares outstanding	410,711	$7,588,051

Prudential Jennison Small Company Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Class Q	Shares	Amount
Six months ended March 31, 2015:
Shares sold	3,729,999	$103,911,494
Shares issued in reinvestment of dividends and distributions	2,548,425	66,539,390
Shares reacquired	(1,496,811)	(41,511,670)

Net increase (decrease) in shares outstanding	4,781,613	$128,939,214

Year ended September 30, 2014:
Shares sold	7,238,079	$213,794,894
Shares issued in reinvestment of dividends and distributions	1,306,844	35,912,081
Shares reacquired	(4,520,075)	(132,158,587)

Net increase (decrease) in shares outstanding before conversion	4,024,848	117,548,388
Shares issued upon conversion from Class A and Class Z	586,414	17,376,771
Shares reacquired upon conversion into Class Z	(56,093)	(1,660,345)

Net increase (decrease) in shares outstanding	4,555,169	$133,264,814

Class R
Six months ended March 31, 2015
Shares sold	396,559	$10,260,555
Shares issued in reinvestment of dividends and distributions	256,492	6,304,577
Shares reacquired	(354,070)	(9,248,361)

Net increase (decrease) in shares outstanding	298,981	$7,316,771

Year ended September 30, 2014:
Shares sold	384,598	$10,621,647
Shares issued in reinvestment of dividends and distributions	188,728	4,929,580
Shares reacquired	(1,001,271)	(27,833,799)

Net increase (decrease) in shares outstanding	(427,945)	$(12,282,572)

Class X
Period ended April 11, 2014*:
Shares issued in reinvestment of dividends and distributions	406	$7,737
Shares reacquired	(486)	(10,168)

Net increase (decrease) in shares outstanding before conversion	(80)	(2,431)
Shares reacquired upon conversion into Class A	(5,575)	(112,950)

Net increase (decrease) in shares outstanding	(5,655)	$(115,381)

32

Class Z	Shares	Amount
Six months ended March 31, 2015:
Shares sold	11,889,712	$340,511,290
Shares issued in reinvestment of dividends and distributions	8,140,987	215,573,348
Shares reacquired	(9,195,252)	(259,123,006)

Net increase (decrease) in shares outstanding before conversion	10,835,447	296,961,632
Shares issued upon conversion from Class A and Class C	1,183,040	34,864,595
Shares reacquired upon conversion into Class A	(7,990)	(223,966)

Net increase (decrease) in shares outstanding	12,010,497	$331,602,261

Year ended September 30, 2014:
Shares sold	13,547,867	$397,872,197
Shares issued in reinvestment of dividends and distributions	4,461,772	124,171,126
Shares reacquired	(22,337,520)	(658,326,146)

Net increase (decrease) in shares outstanding before conversion	(4,327,881)	(136,282,823)
Shares issued upon conversion from Class A, Class B, Class C and Class Q	947,110	28,279,931
Shares reacquired upon conversion into Class A and Class Q	(174,438)	(5,155,906)

Net increase (decrease) in shares outstanding	(3,555,209)	$(113,158,798)

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% on the unused portion of the SCA. Prior to October 9, 2014 the Funds had another SCA that provided a commitment fee of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended March 31, 2015.

Prudential Jennison Small Company Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

34

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$28.09		$27.95	$21.81	$17.39	$17.59	$15.21
Income (loss) from investment operations:
Net investment income	.05		.07	.12	.06	.01	.01
Net realized and unrealized gain (loss) on investment transactions	2.74		2.72	6.12	4.36	(.21)	2.38
Total from investment operations	2.79		2.79	6.24	4.42	(.20)	2.39
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.09)	(.10)	-	-	(.01)
Distributions from net realized gains	(4.15)		(2.56)	-	-	-	-
Total dividends and distributions	(4.21)		(2.65)	(.10)	-	-	(.01)
Capital Contributions(e):	-		-	-	-	- (d)	- (d)
Net asset value, end of period	$26.67		$28.09	$27.95	$21.81	$17.39	$17.59
Total Return(b):	10.94%		10.55%	28.76%	25.42%	(1.14)%	15.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$976,409		$971,441	$1,109,515	$989,346	$865,917	$852,006
Average net assets (000)	$951,685		$1,059,916	$1,034,609	$1,014,383	$1,026,555	$771,944
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	(f)	1.14%	1.15%	1.17%	1.16%	1.19%
Expenses before waivers and/or expense reimbursement	1.14%	(f)	1.14%	1.15%	1.17%	1.16%	1.19%
Net investment income	.39%	(f)	.25%	.48%	.29%	.04%	.04%
Portfolio turnover rate	22%	(g)	41%	50%	47%	44%	49%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.95		$20.60	$16.13	$12.98	$13.22	$11.49
Income (loss) from investment operations:
Net investment loss	(.03)		(.09)	(.03)	(.07)	(.10)	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.87		2.00	4.52	3.22	(.14)	1.81
Total from investment operations	1.84		1.91	4.49	3.15	(.24)	1.73
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.02)	-	-	-
Distributions from net realized gains	(4.15)		(2.56)	-	-	-	-
Total dividends and distributions	(4.15)		(2.56)	(.02)	-	-	-
Capital Contributions(e):	-		-	-	-	- (d)	-	(d)
Net asset value, end of period	$17.64		$19.95	$20.60	$16.13	$12.98	$13.22
Total Return(b):	10.57%		9.97%	27.88%	24.27%	(1.82)%	15.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,201		$14,556	$18,250	$18,965	$19,786	$24,523
Average net assets (000)	$14,547		$17,001	$18,899	$20,997	$26,270	$25,088
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.84%	(f)	1.84%	1.85%	1.87%	1.86%	1.89%
Expenses before waivers and/or expense reimbursement	1.84%	(f)	1.84%	1.85%	1.87%	1.86%	1.89%
Net investment loss	(.31)%	(f)	(.44)%	(.19)%	(.42)%	(.66)%	(.66)%
Portfolio turnover rate	22%	(g)	41%	50%	47%	44%	49%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

36

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.12		$20.79	$16.29	$13.08	$13.32	$11.59
Income (loss) from investment operations:
Net investment loss	(.03)		(.09)	(.04)	(.06)	(.10)	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.88		1.98	4.56	3.27	(.14)	1.81
Total from investment operations	1.85		1.89	4.52	3.21	(.24)	1.73
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.02)	-	-	-
Distributions from net realized gains	(4.15)		(2.56)	-	-	-	-
Total dividends and distributions	(4.15)		(2.56)	(.02)	-	-	-
Capital Contributions(e):	-		-	-	-	- (d)	-	(d)
Net asset value, end of period	$17.82		$20.12	$20.79	$16.29	$13.08	$13.32
Total Return(b):	10.52%		9.77%	27.79%	24.54%	(1.80)%	14.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$141,377		$123,856	$119,436	$92,886	$84,750	$88,116
Average net assets (000)	$130,565		$124,252	$105,977	$94,960	$103,484	$80,999
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.84%	(f)	1.84%	1.85%	1.87%	1.86%	1.89%
Expenses before waivers and/or expense reimbursement	1.84%	(f)	1.84%	1.85%	1.87%	1.86%	1.89%
Net investment loss	(.31)%	(f)	(.45)%	(.24)%	(.41)%	(.66)%	(.66)%
Portfolio turnover rate	22%	(g)	41%	50%	47%	44%	49%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended March 31,		Year Ended September 30,			November 29, 2010(a) through September 30,
	2015		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$29.22		$28.95	$22.60	$17.97	$20.00
Income (loss) from investment operations:
Net investment income	.12		.20	.24	.17	.09
Net realized and unrealized gain (loss) on investment transactions	2.87		2.83	6.31	4.54	(2.13)
Total from investment operations	2.99		3.03	6.55	4.71	(2.04)
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.20)	(.20)	(.08)	-
Distributions from net realized gains	(4.15)		(2.56)	-	-	-
Total dividends and distributions	(4.34)		(2.76)	(.20)	(.08)	-
Capital Contributions(e):	-		-	-	-	.01
Net asset value, end of period	$27.87		$29.22	$28.95	$22.60	$17.97
Total Return(c):	11.25%		11.10%	29.27%	26.29%	(10.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$542,623		$429,165	$293,225	$240,377	$108,416
Average net assets (000)	$481,462		$427,179	$259,446	$189,399	$50,032
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.70%	(f)	.69%	.70%	.70%	.72%	(f)
Expenses before waivers and/or expense reimbursement	.70%	(f)	.69%	.70%	.70%	.72%	(f)
Net investment income	.83%	(f)	.70%	.94%	.78%	.47%	(f)
Portfolio turnover rate	22%	(g)	41%	50%	47%	44%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal period ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$27.63		$27.53	$21.50	$17.17	$17.40	$15.08
Income (loss) from investment operations:
Net investment income (loss)	.03		.02	.07	.02	(.03)	(.03)
Net realized and unrealized gain (loss) on investment transactions	2.67		2.68	6.02	4.31	(.21)	2.35
Total from investment operations	2.70		2.70	6.09	4.33	(.24)	2.32
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.04)	(.06)	-	-	-
Distributions from net realized gains	(4.15)		(2.56)	-	-	-	-
Total dividends and distributions	(4.16)		(2.60)	(.06)	-	-	-
Capital Contributions(e):	-		-	-	-	.01	-	(d)
Net asset value, end of period	$26.17		$27.63	$27.53	$21.50	$17.17	$17.40
Total Return(b):	10.76%		10.36%	28.42%	25.22%	(1.32)%	15.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,864		$47,538	$59,157	$50,449	$42,192	$33,461
Average net assets (000)	$48,666		$56,323	$54,213	$48,728	$47,374	$26,819
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.34%	(f)	1.34%	1.35%	1.37%	1.36%	1.39%
Expenses before waivers and/or expense reimbursement	1.59%	(f)	1.59%	1.60%	1.62%	1.61%	1.64%
Net investment income (loss)	.19%	(f)	.06%	.28%	.10%	(.17)%	(.16)%
Portfolio turnover rate	22%	(g)	41%	50%	47%	44%	49%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended September 30,
	2014(h)		2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.69		$16.20	$13.09	$13.34	$11.57		$14.02
Income (loss) from investment operations:
Net investment loss	(.04)		(.01)	(.07)	(.10)	(.08)		(.03)
Net realized and unrealized gain (loss) on investment transactions	1.49		4.52	3.18	(.15)	1.85		(1.44)
Total from investment operations	1.45		4.51	3.11	(.25)	1.77		(1.47)
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	-	-	-		-
Distributions from net realized gains	(2.56)		-	-	-	-		(.98)
Total dividends and distributions	(2.56)		(.02)	-	-	-		(.98)
Capital Contributions(e):			-	-	- (d)	-	(d)	-
Net asset value, end of period	$19.58		$20.69	$16.20	$13.09	$13.34		$11.57
Total Return(b):	7.38%		27.88%	23.76%	(1.87)%	15.30%		(7.18)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$117	$364	$710	$1,314		$2,176
Average net assets (000)	$59		$242	$565	$1,127	$1,629		$2,191
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.86%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Expenses before waivers and/or expense reimbursement	1.86%	(f)	1.85%	1.87%	1.86%	1.89%		1.93%
Net investment loss	(.35)%	(f)	(.03)%	(.43)%	(.65)%	(.65)%		(.28)%
Portfolio turnover rate	41%	(g)(i)	50%	47%	44%	49%		55%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

(h) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(i) Calculated as of September 30, 2014.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$29.56		$29.27	$22.85	$18.22	$18.38	$15.91
Income (loss) from investment operations:
Net investment income	.10		.16	.20	.13	.07	.06
Net realized and unrealized gain (loss) on investment transactions	2.87		2.85	6.38	4.55	(.22)	2.46
Total from investment operations	2.97		3.01	6.58	4.68	(.15)	2.52
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.16)	(.16)	(.05)	(.02)	(.05)
Distributions from net realized gains	(4.15)		(2.56)	-	-	-	-
Total dividends and distributions	(4.30)		(2.72)	(.16)	(.05)	(.02)	(.05)
Capital Contributions(e):				-	-	.01	- (d)
Net asset value, end of period	$28.23		$29.56	$29.27	$22.85	$18.22	$18.38
Total Return(b):	11.01%		10.89%	29.04%	25.73%	(.77)%	15.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,785,557		$1,514,147	$1,603,451	$1,359,627	$1,151,191	$926,711
Average net assets (000)	$1,651,835		$1,545,618	$1,428,455	$1,332,921	$1,252,954	$754,132
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.84%	(f)	.84%	.85%	.87%	.86%	.89%
Expenses before waivers and/or expense reimbursement	.84%	(f)	.84%	.85%	.87%	.86%	.89%
Net investment income	.69%	(f)	.55%	.77%	.60%	.33%	.34%
Portfolio turnover rate	22%	(g)	41%	50%	47%	44%	49%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	41

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Jennison Small Company Fund, Inc. (the Fund), approved the following proposal.

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	50,270,614.651	96.532	45.937
WITHHELD	1,806,488.543	3.468	1.650

(b) Kevin J. Bannon;
FOR	50,186,992.489	96.371	45.860
WITHHELD	1,890,110.705	3.629	1.727

(c) Linda W. Bynoe;
FOR	50,267,581.870	96.526	45.934
WITHHELD	1,809,521.324	3.474	1.653

(d) Keith F. Hartstein;
FOR	50,204,751.048	96.405	45.877
WITHHELD	1,872,352.146	3.595	1.710

(e) Michael S. Hyland;
FOR	50,302,573.218	96.593	45.966
WITHHELD	1,774,529.976	3.407	1.621

(f) Stephen P. Munn;
FOR	50,297,189.774	96.583	45.961
WITHHELD	1,779,913.420	3.417	1.626

(g) James E. Quinn;
FOR	50,197,206.591	96.391	45.807
WITHHELD	1,879,896.603	3.609	1.717

(h)Richard A. Redeker;
FOR	50,195,738.477	96.388	45.868
WITHHELD	1,881,364.717	3.612	1.719

(i)Stephen G. Stoneburn;
FOR	50,178,524.309	96.355	45.853
WITHHELD	1,898,578.885	3.645	1.734

(j)Stuart S. Parker;
FOR	50,214,512.570	96.424	45.885
WITHHELD	1,862,590.624	3.576	1.702

(k)Scott E. Benjamin; and
FOR	50,297,148.438	96.583	45.961
WITHHELD	1,779,954.756	3.417	1.626

(l)Grace C. Torres.
FOR	50,306,412.884	96.600	45.969
WITHHELD	1,770,690.310	3.400	1.618

42

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	15,231,843.785	29.202	13.919
AGAINST	1,156,295.115	2.217	1.057
ABSTAIN	1,628,667.821	3.122	1.488
BROKER NON-VOTE	34,144,388.689	65.459	31.200

TOTAL	52,161,195.410	100.000%	47.664

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	12,041,036.566	23.085	11.003
AGAINST	4,324,676.164	8.291	3.952
ABSTAIN	1,651,093.991	3.165	1.509
BROKER NON-VOTE	34,144,388.689	65.459	31.200

TOTAL	52,161,195.410	100.000%	47.664

Prudential Jennison Small Company Fund, Inc.	43

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PJSQX	JSCRX	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N887	74441N507	74441N408

MF109E2    0277397-00001-00

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 19, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 19, 2015